UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21761

Keeley Funds, Inc.

(Exact name of registrant as specified in charter)

One Corporate Center
Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Kevin Keeley

141 West Jackson Boulevard

Suite 2150

Chicago, IL 60604

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-786-5000

Date of fiscal year end: September 30

Date of reporting period: March 31, 2026

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (OMB) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

Keeley Gabelli Mid Cap Dividend Fund

Class A - KMDVX

Semi-Annual Shareholder Report - March 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about Keeley Gabelli Mid Cap Dividend Fund - Class A (the "Fund") for the period of October 1, 2025 to March 31, 2026. The Fund seeks to provide long term capital appreciation and current income through investments in equity securities with a small market capitalization and that currently pay, or are reasonably expected to pay, dividends to shareholders. You can find additional information about the Fund at https://gabelli.com/ticker/KMDVX/. You can also request this information by contacting us at (800) 422-3554.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
Keeley Gabelli Mid Cap Dividend Fund - Class A	$61	1.20%

How did the Fund perform?

For the six month period ended March 31, 2026, the Keeley Gabelli Mid Cap Dividend Fund outperformed its broad-based benchmark, the Russell 1000 Index, and underperformed its comparative benchmark, the Russell Midcap Value Index. Strong relative returns from holdings in the Industrials and Financials, and to a lesser extent Consumer Discretionary, were mostly offset by underperformance in the Fund’s holdings in the Technology, Utilities, and Energy sectors. Contributors to the portfolio included TechnipFMC, International Seaways, Inc., and OutFront Media Inc. Detractors from performance included CraneNXT Co., Alight Inc., and Perrigo Co. plc.

How has the Fund performed over the past 10 years?

The performance chart reflects a hypothetical $10,000 investment in the class of shares noted (assuming the maximum sales charge) compared to an appropriate broad-based securities market index and more narrowly based indexes that reflect the market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.

Total Return Based on $10,000 Investment

Table Summary
	Keeley Gabelli Mid Cap Dividend Fund - Class A	Keeley Gabelli Mid Cap Dividend Fund - Class A (includes sales charge)	Russell 1000 Index	Russell Midcap Value Index
3/16	10,000	10,000	10,000	10,000
3/17	12,433	11,871	11,743	11,982
3/18	13,844	12,625	13,385	12,761
3/19	13,421	11,688	14,629	13,130
3/20	8,978	7,466	13,455	9,961
3/21	17,758	14,102	21,607	17,309
3/22	18,196	13,798	24,474	19,291
3/23	17,161	12,433	22,421	17,512
3/24	21,623	14,957	29,118	21,085
3/25	21,376	14,118	31,395	21,563
3/26	26,271	16,570	36,964	25,363

Average Annual Total Returns

Table Summary
	6 months	1 Year	5 Year	10 Year
Keeley Gabelli Mid Cap Dividend Fund - Class A	2.90%	16.68%	8.68%	9.86%
Keeley Gabelli Mid Cap Dividend Fund - Class A (includes sales charge)	(1.72)%	11.44%	7.68%	9.36%
Russell 1000 Index	(1.87)%	17.74%	11.34%	13.97%
Russell Midcap Value Index	5.16%	17.62%	7.94%	9.75%

Fund Statistics

  Total Net Assets$118,174,307
  Number of Portfolio Holdings81
  Portfolio Turnover Rate4%
  Management Fees$403,218

Past performance does not guarantee future results.  Call (800) 422-3554 or visit https://gabelli.com/ticker/KMDVX/ for more recent performance information. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Table Summary
Allison Transmission Holdings Inc.	2.4%
UGI Corp.	2.4%
Jabil Inc.	2.1%
Franco-Nevada Corp.	2.1%
Oshkosh Corp.	2.1%
nVent Electric plc	2.1%
NRG Energy Inc.	1.9%
Regal Rexnord Corp.	1.9%
The Ensign Group Inc.	1.8%
Southwest Gas Holdings Inc.	1.7%

Portfolio Weighting (% of net assets)

Table Summary
Common Stocks	98.4%
U.S. Government Obligations	1.7%
Other Assets and Liabilities (Net)	(0.1)%

Industry Allocation (% of net assets)

Table Summary
Industry Weighting	.
Energy and Utilities	20.5%
Financial Services	15.3%
Diversified Industrial	8.8%
Real Estate	7.1%
Health Care	6.6%
Building and Construction	6.5%
Machinery	4.0%
Food and Beverage	4.0%
Other Industry sectors	27.3%
Other Assets and Liabilities (Net)	(0.1)%

Keeley Gabelli Mid Cap Dividend Fund

Semi-Annual Shareholder Report - March 31, 2026

Class A - KMDVX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit https://gabelli.com/ticker/KMDVX/.

Contact Us

Phone: (800) 422-3554

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact (800) 422-3554

KMDVX-26-SATSR

Keeley Gabelli Mid Cap Dividend Fund

Class I - KMDIX

Semi-Annual Shareholder Report - March 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about Keeley Gabelli Mid Cap Dividend Fund - Class I (the "Fund") for the period of October 1, 2025 to March 31, 2026. The Fund seeks to provide long term capital appreciation and current income through investments in equity securities with a small market capitalization and that currently pay, or are reasonably expected to pay, dividends to shareholders. You can find additional information about the Fund at https://gabelli.com/ticker/KMDIX/. You can also request this information by contacting us at (800) 422-3554.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
Keeley Gabelli Mid Cap Dividend Fund - Class I	$48	0.95%

How did the Fund perform?

For the six month period ended March 31, 2026, the Keeley Gabelli Mid Cap Dividend Fund outperformed its broad-based benchmark, the Russell 1000 Index, and underperformed its comparative benchmark, the Russell Midcap Value Index. Strong relative returns from holdings in the Industrials and Financials, and to a lesser extent Consumer Discretionary, were mostly offset by underperformance in the Fund’s holdings in the Technology, Utilities, and Energy sectors. Contributors to the portfolio included TechnipFMC, International Seaways, Inc., and OutFront Media Inc. Detractors from performance included CraneNXT Co., Alight Inc., and Perrigo Co. plc.

How has the Fund performed over the past 10 years?

The performance chart reflects a hypothetical $1,000,000 investment in the class of shares noted (assuming the maximum sales charge) compared to an appropriate broad-based securities market index and more narrowly based indexes that reflect the market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.

Total Return Based on $1,000,000 Investment

Table Summary
	Keeley Gabelli Mid Cap Dividend Fund - Class I	Russell 1000 Index	Russell Midcap Value Index
3/16	1,000,000	1,000,000	1,000,000
3/17	1,246,300	1,174,300	1,198,200
3/18	1,391,494	1,338,467	1,276,083
3/19	1,351,614	1,462,945	1,312,962
3/20	906,946	1,345,470	996,144
3/21	1,797,631	2,160,690	1,730,900
3/22	1,846,599	2,447,414	1,929,088
3/23	1,746,310	2,242,076	1,751,226
3/24	2,030,434	2,911,784	2,108,476
3/25	2,013,785	3,139,486	2,156,339
3/26	2,481,144	3,696,430	2,536,286

Average Annual Total Returns

Table Summary
	6 months	1 Year	5 Year	10 Year
Keeley Gabelli Mid Cap Dividend Fund - Class I	3.04%	17.01%	8.96%	10.14%
Russell 1000 Index	(1.87)%	17.74%	11.34%	13.97%
Russell Midcap Value Index	5.16%	17.62%	7.94%	9.75%

Fund Statistics

  Total Net Assets$118,174,307
  Number of Portfolio Holdings81
  Portfolio Turnover Rate4%
  Management Fees$403,218

Past performance does not guarantee future results.  Call (800) 422-3554 or visit https://gabelli.com/ticker/KMDIX/ for more recent performance information. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Table Summary
Allison Transmission Holdings Inc.	2.4%
UGI Corp.	2.4%
Jabil Inc.	2.1%
Franco-Nevada Corp.	2.1%
Oshkosh Corp.	2.1%
nVent Electric plc	2.1%
NRG Energy Inc.	1.9%
Regal Rexnord Corp.	1.9%
The Ensign Group Inc.	1.8%
Southwest Gas Holdings Inc.	1.7%

Portfolio Weighting (% of net assets)

Table Summary
Common Stocks	98.4%
U.S. Government Obligations	1.7%
Other Assets and Liabilities (Net)	(0.1)%

Industry Allocation (% of net assets)

Table Summary
Industry Weighting	.
Energy and Utilities	20.5%
Financial Services	15.3%
Diversified Industrial	8.8%
Real Estate	7.1%
Health Care	6.6%
Building and Construction	6.5%
Machinery	4.0%
Food and Beverage	4.0%
Other Industry sectors	27.3%
Other Assets and Liabilities (Net)	(0.1)%

Keeley Gabelli Mid Cap Dividend Fund

Semi-Annual Shareholder Report - March 31, 2026

Class I - KMDIX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit https://gabelli.com/ticker/KMDIX/.

Contact Us

Phone: (800) 422-3554

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact (800) 422-3554

KMDIX-26-SATSR

Keeley Gabelli Small Cap Dividend Fund

Class A - KSDVX

Semi-Annual Shareholder Report - March 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about Keeley Gabelli Small Cap Dividend Fund - Class A (the "Fund") for the period of October 1, 2025 to March 31, 2026. The Fund seeks to provide long term capital appreciation and current income through investments in equity securities with a small market capitalization and that currently pay, or are reasonably expected to pay, dividends to shareholders. You can find additional information about the Fund at https://gabelli.com/ticker/KSDVX/. You can also request this information by contacting us at (800) 422-3554.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
Keeley Gabelli Small Cap Dividend Fund - Class A	$67	1.29%

How did the Fund perform?

For the six month period ended March 31, 2026, the Keeley Small Cap Dividend Fund outperformed its broad-based benchmark, the Russell 2000 Index, and underperformed its comparative benchmark, the Russell 2000 Value Index. A small overweight in the Energy sector and underweights in the Health Care and Consumer Discretionary sectors helped relative performance. This was partly offset by a slight underweight in the Technology sector. Contributors to the portfolio included TechnipFMC, International Seaways, Inc., and OutFront Media Inc. Detractors from performance included CraneNXT Co., Alight Inc., and Perrigo Co. plc.

How has the Fund performed over the past 10 years?

The performance chart reflects a hypothetical $10,000 investment in the class of shares noted (assuming the maximum sales charge) compared to an appropriate broad-based securities market index and more narrowly based indexes that reflect the market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.

Total Return Based on $10,000 Investment

Table Summary
	Keeley Gabelli Small Cap Dividend Fund - Class A	Keeley Gabelli Small Cap Dividend Fund - Class A (includes sales charge)	Russell 2000 Index	Russell 2000 Value Index
3/16	10,000	10,000	10,000	10,000
3/17	12,370	11,811	12,622	12,937
3/18	13,006	11,858	14,110	13,601
3/19	12,658	11,022	14,399	13,624
3/20	8,751	7,279	10,945	9,586
3/21	16,718	13,279	21,326	18,889
3/22	17,398	13,199	20,091	19,516
3/23	16,573	12,009	17,759	16,986
3/24	19,127	13,237	21,259	20,171
3/25	19,790	13,077	20,407	19,542
3/26	23,846	15,048	25,655	25,031

Average Annual Total Returns

Table Summary
	6 months	1 Year	5 Year	10 Year
Keeley Gabelli Small Cap Dividend Fund - Class A	6.94%	20.49%	7.36%	9.08%
Keeley Gabelli Small Cap Dividend Fund - Class A (includes sales charge)	2.11%	15.08%	6.38%	8.58%
Russell 2000 Index	3.10%	25.72%	3.77%	9.88%
Russell 2000 Value Index	8.37%	28.09%	5.79%	9.61%

Fund Statistics

  Total Net Assets$262,643,833
  Number of Portfolio Holdings79
  Portfolio Turnover Rate5%
  Management Fees$999,402

Past performance does not guarantee future results.  Call (800) 422-3554 or visit https://gabelli.com/ticker/KSDVX/ for more recent performance information. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Table Summary
TechnipFMC plc	3.2%
Primoris Services Corp.	2.8%
Wintrust Financial Corp.	2.6%
Victory Capital Holdings Inc.	2.3%
The Ensign Group Inc.	2.3%
Outfront Media Inc.	2.1%
CareTrust REIT Inc.	2.1%
OR Royalties Inc.	2.1%
Spectrum Brands Holdings Inc.	2.1%
First Bancorp/Southern Pines NC	1.9%

Portfolio Weighting (% of net assets)

Table Summary
Common Stocks	98.3%
U.S. Government Obligations	1.8%
Other Assets and Liabilities (Net)	(0.1)%

Industry Allocation (% of net assets)

Table Summary
Industry Weighting	.
Financial Services	16.5%
Energy and Utilities	13.9%
Banking	13.0%
Real Estate	11.4%
Health Care	7.3%
Diversified Industrial	6.6%
Business Services	5.0%
Consumer Products	5.0%
Other Industry sectors	21.4%
Other Assets and Liabilities (Net)	(0.1)%

Keeley Gabelli Small Cap Dividend Fund

Semi-Annual Shareholder Report - March 31, 2026

Class A - KSDVX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit https://gabelli.com/ticker/KSDVX/.

Contact Us

Phone: (800) 422-3554

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact (800) 422-3554

KSDVX-26-SATSR

Keeley Gabelli Small Cap Dividend Fund

Class I - KSDIX

Semi-Annual Shareholder Report - March 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about Keeley Gabelli Small Cap Dividend Fund - Class I (the "Fund") for the period of October 1, 2025 to March 31, 2026. The Fund seeks to provide long term capital appreciation and current income through investments in equity securities with a small market capitalization and that currently pay, or are reasonably expected to pay, dividends to shareholders. You can find additional information about the Fund at https://gabelli.com/ticker/KSDIX/. You can also request this information by contacting us at (800) 422-3554.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
Keeley Gabelli Small Cap Dividend Fund - Class I	$54	1.04%

How did the Fund perform?

For the six month period ended March 31, 2026, the Keeley Small Cap Dividend Fund outperformed its broad-based benchmark, the Russell 2000 Index, and underperformed its comparative benchmark, the Russell 2000 Value Index. A small overweight in the Energy sector and underweights in the Health Care and Consumer Discretionary sectors helped relative performance. This was partly offset by a slight underweight in the Technology sector. Contributors to the portfolio included TechnipFMC, International Seaways, Inc., and OutFront Media Inc. Detractors from performance included CraneNXT Co., Alight Inc., and Perrigo Co. plc.

How has the Fund performed over the past 10 years?

The performance chart reflects a hypothetical $1,000,000 investment in the class of shares noted (assuming the maximum sales charge) compared to an appropriate broad-based securities market index and more narrowly based indexes that reflect the market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.

Total Return Based on $1,000,000 Investment

Table Summary
	Keeley Gabelli Small Cap Dividend Fund - Class I	Russell 2000 Index	Russell 2000 Value Index
3/16	1,000,000	1,000,000	1,000,000
3/17	1,240,400	1,262,200	1,293,700
3/18	1,307,258	1,411,013	1,360,067
3/19	1,275,753	1,439,939	1,362,379
3/20	884,352	1,094,498	958,570
3/21	1,693,790	2,132,629	1,888,862
3/22	1,766,826	2,009,150	1,951,572
3/23	1,686,312	1,775,887	1,698,648
3/24	1,952,075	2,125,915	2,017,145
3/25	2,025,219	2,040,666	1,954,210
3/26	2,446,222	2,565,525	2,503,147

Average Annual Total Returns

Table Summary
	6 months	1 Year	5 Year	10 Year
Keeley Gabelli Small Cap Dividend Fund - Class I	7.08%	20.79%	7.63%	9.36%
Russell 2000 Index	3.10%	25.72%	3.77%	9.88%
Russell 2000 Value Index	8.37%	28.09%	5.79%	9.61%

Fund Statistics

  Total Net Assets$262,643,833
  Number of Portfolio Holdings79
  Portfolio Turnover Rate5%
  Management Fees$999,402

Past performance does not guarantee future results.  Call (800) 422-3554 or visit https://gabelli.com/ticker/KSDIX/ for more recent performance information. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Table Summary
TechnipFMC plc	3.2%
Primoris Services Corp.	2.8%
Wintrust Financial Corp.	2.6%
Victory Capital Holdings Inc.	2.3%
The Ensign Group Inc.	2.3%
Outfront Media Inc.	2.1%
CareTrust REIT Inc.	2.1%
OR Royalties Inc.	2.1%
Spectrum Brands Holdings Inc.	2.1%
First Bancorp/Southern Pines NC	1.9%

Portfolio Weighting (% of net assets)

Table Summary
Common Stocks	98.3%
U.S. Government Obligations	1.8%
Other Assets and Liabilities (Net)	(0.1)%

Industry Allocation (% of net assets)

Table Summary
Industry Weighting	.
Financial Services	16.5%
Energy and Utilities	13.9%
Banking	13.0%
Real Estate	11.4%
Health Care	7.3%
Diversified Industrial	6.6%
Business Services	5.0%
Consumer Products	5.0%
Other Industry sectors	21.4%
Other Assets and Liabilities (Net)	(0.1)%

Keeley Gabelli Small Cap Dividend Fund

Semi-Annual Shareholder Report - March 31, 2026

Class I - KSDIX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit https://gabelli.com/ticker/KSDIX/.

Contact Us

Phone: (800) 422-3554

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact (800) 422-3554

KSDIX-26-SATSR

Keeley Gabelli SMID Cap Value Fund

Class A - KSMVX

Semi-Annual Shareholder Report - March 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about Keeley Gabelli SMID Cap Value Fund - Class A (the "Fund") for the period of October 1, 2025 to March 31, 2026. The Fund seeks to provide long term capital appreciation and current income through investments in equity securities with a small market capitalization and that currently pay, or are reasonably expected to pay, dividends to shareholders. You can find additional information about the Fund at https://gabelli.com/ticker/KSMVX/. You can also request this information by contacting us at (800) 422-3554.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
Keeley Gabelli SMID Cap Value Fund - Class A	$71	1.39%

How did the Fund perform?

For the six month period ended March 31, 2026, the Keeley Gabelli SMID Cap Value Fund outperformed its broad-based benchmark, the Russell 3000 Index, and underperformed its comparative benchmark, the Russell 2500 Value Index. An overweight in the best performing sector, Energy, and an underweight in Financials overcame an underweight in the strong performing Technology sector. Contributors to the portfolio included TechnipFMC, International Seaways, Inc., and OutFront Media Inc. Detractors from performance included CraneNXT Co., Alight Inc., and Perrigo Co. plc.

How has the Fund performed over the past 10 years?

The performance chart reflects a hypothetical $10,000 investment in the class of shares noted (assuming the maximum sales charge) compared to an appropriate broad-based securities market index and more narrowly based indexes that reflect the market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.

Total Return Based on $10,000 Investment

Table Summary
	Keeley Gabelli SMID Cap Value Fund - Class A	Keeley Gabelli SMID Cap Value Fund - Class A (includes sales charge)	Russell 3000 Index	Russell 2500 Value Index
3/16	10,000	10,000	10,000	10,000
3/17	12,318	11,765	11,807	12,313
3/18	13,281	12,113	13,438	13,017
3/19	13,699	11,931	14,616	13,257
3/20	9,976	8,297	13,282	9,465
3/21	16,897	13,419	21,587	17,745
3/22	18,339	13,906	24,160	19,116
3/23	17,659	12,788	22,087	17,103
3/24	21,590	14,933	28,556	20,752
3/25	21,958	14,506	30,618	20,447
3/26	25,621	16,166	36,156	25,646

Average Annual Total Returns

Table Summary
	6 months	1 Year	5 Year	10 Year
Keeley Gabelli SMID Cap Value Fund - Class A	5.88%	22.90%	8.15%	10.14%
Keeley Gabelli SMID Cap Value Fund - Class A (includes sales charge)	1.13%	17.37%	7.15%	9.63%
Russell 3000 Index	(1.65)%	18.09%	10.87%	13.72%
Russell 2500 Value Index	8.07%	25.43%	7.64%	9.87%

Fund Statistics

  Total Net Assets$23,022,883
  Number of Portfolio Holdings79
  Portfolio Turnover Rate7%
  Management Fees$44,043

Past performance does not guarantee future results.  Call (800) 422-3554 or visit https://gabelli.com/ticker/KSMVX/ for more recent performance information. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Table Summary
TechnipFMC plc	3.0%
Spectrum Brands Holdings Inc.	2.4%
Outfront Media Inc.	2.4%
NRG Energy Inc.	2.1%
GXO Logistics Inc.	2.1%
OR Royalties Inc.	2.1%
The Ensign Group Inc.	2.0%
Popular Inc.	1.9%
nVent Electric plc	1.9%
Amentum Holdings Inc.	1.8%

Portfolio Weighting (% of net assets)

Table Summary
Common Stocks	98.7%
U.S. Government Obligations	1.2%
Other Assets and Liabilities (Net)	0.1%

Industry Allocation (% of net assets)

Table Summary
Industry Weighting	.
Energy and Utilities	17.4%
Real Estate	10.9%
Financial Services	10.2%
Health Care	9.2%
Consumer Products	7.9%
Diversified Industrial	7.9%
Building and Construction	7.0%
Banking	4.5%
Other Industry sectors	24.9%
Other Assets and Liabilities (Net)	0.1%

Keeley Gabelli SMID Cap Value Fund

Semi-Annual Shareholder Report - March 31, 2026

Class A - KSMVX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit https://gabelli.com/ticker/KSMVX/.

Contact Us

Phone: (800) 422-3554

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact (800) 422-3554

KSMVX-26-SATSR

Keeley Gabelli SMID Cap Value Fund

Class I - KSMIX

Semi-Annual Shareholder Report - March 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about Keeley Gabelli SMID Cap Value Fund - Class I (the "Fund") for the period of October 1, 2025 to March 31, 2026. The Fund seeks to provide long term capital appreciation and current income through investments in equity securities with a small market capitalization and that currently pay, or are reasonably expected to pay, dividends to shareholders. You can find additional information about the Fund at https://gabelli.com/ticker/KSMIX/. You can also request this information by contacting us at (800) 422-3554.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
Keeley Gabelli SMID Cap Value Fund - Class I	$59	1.14%

How did the Fund perform?

For the six month period ended March 31, 2026, the Keeley Gabelli SMID Cap Value Fund outperformed its broad-based benchmark, the Russell 3000 Index, and underperformed its comparative benchmark, the Russell 2500 Value Index. An overweight in the best performing sector, Energy, and an underweight in Financials overcame an underweight in the strong performing Technology sector. Contributors to the portfolio included TechnipFMC, International Seaways, Inc., and OutFront Media Inc. Detractors from performance included CraneNXT Co., Alight Inc., and Perrigo Co. plc.

How has the Fund performed over the past 10 years?

The performance chart reflects a hypothetical $1,000,000 investment in the class of shares noted (assuming the maximum sales charge) compared to an appropriate broad-based securities market index and more narrowly based indexes that reflect the market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.

Total Return Based on $1,000,000 Investment

Table Summary
	Keeley Gabelli SMID Cap Value Fund - Class I	Russell 3000 Index	Russell 2500 Value Index
3/16	1,000,000	1,000,000	1,000,000
3/17	1,234,200	1,180,700	1,231,300
3/18	1,334,047	1,343,755	1,301,730
3/19	1,380,005	1,461,602	1,325,682
3/20	1,007,141	1,328,158	946,537
3/21	1,710,569	2,158,655	1,774,473
3/22	1,860,842	2,415,966	1,911,640
3/23	1,797,034	2,208,676	1,710,344
3/24	2,201,726	2,855,598	2,075,161
3/25	2,244,792	3,061,772	2,044,656
3/26	2,626,698	3,615,646	2,564,612

Average Annual Total Returns

Table Summary
	6 months	1 Year	5 Year	10 Year
Keeley Gabelli SMID Cap Value Fund - Class I	5.94%	23.21%	8.43%	10.42%
Russell 3000 Index	(1.65)%	18.09%	10.87%	13.72%
Russell 2500 Value Index	8.07%	25.43%	7.64%	9.87%

Fund Statistics

  Total Net Assets$23,022,883
  Number of Portfolio Holdings79
  Portfolio Turnover Rate7%
  Management Fees$44,043

Past performance does not guarantee future results.  Call (800) 422-3554 or visit https://gabelli.com/ticker/KSMIX/ for more recent performance information. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Table Summary
TechnipFMC plc	3.0%
Spectrum Brands Holdings Inc.	2.4%
Outfront Media Inc.	2.4%
NRG Energy Inc.	2.1%
GXO Logistics Inc.	2.1%
OR Royalties Inc.	2.1%
The Ensign Group Inc.	2.0%
Popular Inc.	1.9%
nVent Electric plc	1.9%
Amentum Holdings Inc.	1.8%

Portfolio Weighting (% of net assets)

Table Summary
Common Stocks	98.7%
U.S. Government Obligations	1.2%
Other Assets and Liabilities (Net)	0.1%

Industry Allocation (% of net assets)

Table Summary
Industry Weighting	.
Energy and Utilities	17.4%
Real Estate	10.9%
Financial Services	10.2%
Health Care	9.2%
Consumer Products	7.9%
Diversified Industrial	7.9%
Building and Construction	7.0%
Banking	4.5%
Other Industry sectors	24.9%
Other Assets and Liabilities (Net)	0.1%

Keeley Gabelli SMID Cap Value Fund

Semi-Annual Shareholder Report - March 31, 2026

Class I - KSMIX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit https://gabelli.com/ticker/KSMIX/.

Contact Us

Phone: (800) 422-3554

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact (800) 422-3554

KSMIX-26-SATSR

(b)	Not applicable.

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 7 of this form.

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file its most recent annual or semi-annual financial statements required, and for the periods specified, by Regulation S-X.

The semi-annual financial statements are attached herewith.

Keeley Gabelli Small Cap Dividend Fund

Keeley Gabelli SMID Cap Value Fund

Keeley Gabelli Mid Cap Dividend Fund

Semiannual Report

March 31, 2026

Summary of Portfolio Holdings (Unaudited)

The following tables present portfolio holdings as a percent of net assets as of March 31, 2026:

Keeley Gabelli Small Cap Dividend Fund

Financial Services	16.5%
Energy and Utilities	13.9%
Banking	13.0%
Real Estate	11.4%
Health Care	7.3%
Diversified Industrial	6.6%
Business Services	5.0%
Consumer Products	5.0%
Building and Construction	4.3%
Metals and Mining	3.6%
Automotive	2.9%
Equipment and Supplies	2.1%
U.S. Government Obligations	1.8%
Environmental Services	1.7%
Broadcasting	1.5%
Communication Services	0.9%
Retail	0.8%
Food and Beverage	0.8%
Electronics	0.8%
Computer Software and Services	0.2%
Other Assets and Liabilities (Net)	(0.1)%
100.0%

Keeley Gabelli SMID Cap Value Fund

Energy and Utilities	17.4%
Real Estate	10.9%
Financial Services	10.2%
Health Care	9.2%
Consumer Products	7.9%
Diversified Industrial	7.9%
Building and Construction	7.0%
Banking	4.5%
Computer Software and Services	3.8%
Metals and Mining	3.7%
Business Services	2.7%
Food and Beverage	2.1%
Entertainment	1.8%
Specialty Chemicals	1.7%
Broadcasting	1.6%
Retail	1.5%
Electronics	1.5%
U.S. Government Obligations	1.2%
Containers and Packaging	1.2%
Hotels and Gaming	1.1%
Automotive	1.0%
Other Assets and Liabilities (Net)	0.1%
100.0%

Keeley Gabelli Mid Cap Dividend Fund

Energy and Utilities	20.5%
Financial Services	15.3%
Diversified Industrial	8.8%
Real Estate	7.1%
Health Care	6.6%
Building and Construction	6.5%
Machinery	4.0%
Food and Beverage	4.0%
Automotive: Parts and Accessories	3.5%
Specialty Chemicals	3.4%
Computer Software and Services	3.2%
Consumer Products	3.1%
Electronics	3.0%
Metals and Mining	2.1%
U.S. Government Obligations	1.7%
Retail	1.6%
Broadcasting	1.3%
Equipment and Supplies	1.2%
Environmental Services	1.0%
Hotels and Gaming	0.9%
Business Services	0.9%
Semiconductors	0.4%
Other Assets and Liabilities (Net)	(0.1)%
100.0%

Keeley Gabelli Small Cap Dividend Fund

Schedule of Investments—March 31, 2026 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 98.3%
	Automotive — 2.9%
102,801	Douglas Dynamics Inc.	$2,537,669	$4,326,894
95,328	Standard Motor Products Inc.	3,375,610	3,311,695
		5,913,279	7,638,589
	Banking — 13.0%
90,276	Atlantic Union Bankshares Corp.	2,883,814	3,226,464
171,736	Columbia Banking System Inc.	3,826,235	4,710,718
87,450	First Bancorp/Southern Pines NC	1,769,845	4,927,808
107,162	NCR Atleos Corp.†	2,178,176	4,670,120
115,765	South Plains Financial Inc.	2,695,589	4,850,554
123,056	Timberland Bancorp Inc.	3,537,173	4,852,098
49,753	Wintrust Financial Corp.	2,626,399	6,912,682
		19,517,231	34,150,444
	Broadcasting — 1.5%
21,470	Nexstar Media Group Inc.	1,590,788	3,882,420

	Building and Construction — 4.3%
11,487	Everus Construction Group Inc.†	590,484	1,356,155
49,259	KB Home	833,900	2,549,153
51,891	Primoris Services Corp.	709,947	7,422,489
		2,134,331	11,327,797
	Business Services — 5.0%
100,269	ABM Industries Inc.	4,692,664	3,862,362
69,398	Cass Information Systems Inc.	2,706,075	3,054,900
121,670	EVERTEC Inc.	4,195,609	3,433,527
124,970	Ingram Micro Holding Corp.	2,723,799	2,913,051
		14,318,147	13,263,840
	Communication Services — 0.9%
81,176	Cinemark Holdings Inc.	2,100,479	2,315,140

	Computer Software and Services — 0.2%
733,543	Alight Inc., Cl. A	3,338,017	427,436

	Consumer Products — 5.0%
158,987	JAKKS Pacific Inc.	2,778,189	3,167,021
64,615	Kontoor Brands Inc.	1,280,664	4,541,788
72,495	Spectrum Brands Holdings Inc.	3,756,845	5,342,882
		7,815,698	13,051,691
	Diversified Industrial — 6.6%
39,689	Apogee Enterprises Inc.	1,308,780	1,331,169
74,329	Crane NXT Co.	3,652,088	3,017,014
16,094	Enpro Inc.	1,806,279	4,033,961
19,883	Esab Corp.	782,040	1,921,891
74,943	Helios Technologies Inc.	3,121,447	4,849,561
77,808	Olin Corp.	1,087,643	2,313,232
		11,758,277	17,466,828
	Electronics — 0.8%
33,135	Dolby Laboratories Inc., Cl. A	2,223,048	1,990,088

	Energy and Utilities — 13.9%
718,457	Algonquin Power & Utilities Corp.	3,779,214	4,411,326
54,379	Black Hills Corp.	3,116,197	3,774,446
Shares		Cost	Market Value
19,639	Chord Energy Corp.	$1,160,761	$2,792,273
66,439	International Seaways Inc.	1,579,196	4,842,074
179,312	MDU Resources Group Inc.	2,916,517	3,715,345
62,957	Sable Offshore Corp.†	1,367,804	1,040,050
50,127	Solaris Energy Infrastructure Inc.	1,267,105	2,832,677
52,563	Southwest Gas Holdings Inc.	3,084,435	4,567,725
120,586	TechnipFMC plc	782,483	8,336,110
38,000	VAALCO Energy Inc.	200,560	240,920
		19,254,272	36,552,946
	Environmental Services — 1.7%
288,078	Select Water Solutions Inc.	2,467,088	4,407,593

	Equipment and Supplies — 2.1%
695,619	Ardagh Metal Packaging SA	2,933,988	2,817,257
60,004	Cactus Inc., Cl. A	1,926,551	2,842,389
		4,860,539	5,659,646
	Financial Services — 16.5%
51,558	Air Lease Corp.	995,715	3,348,176
134,737	Alerus Financial Corp.	2,628,719	3,194,614
20,600	Cohen & Steers Inc.	1,280,832	1,288,530
77,882	Enact Holdings Inc.	1,497,391	3,178,364
83,245	Federated Hermes Inc.	2,931,560	4,720,824
122,680	Hilltop Holdings Inc.	3,651,497	4,394,398
216,569	Huntington Bancshares Inc.	1,240,988	3,389,305
39,411	Pinnacle Financial Partners Inc.	1,814,895	3,394,864
151,088	Silvercrest Asset Management Group Inc., Cl. A	1,335,422	2,030,623
44,131	SouthState Bank Corp.	3,475,198	4,083,000
91,658	Victory Capital Holdings Inc., Cl. A	2,993,902	6,001,766
100,907	Virtu Financial Inc., Cl. A	2,095,436	4,437,890
		25,941,555	43,462,354
	Food and Beverage — 0.8%
106,621	Primo Brands Corp.	2,245,058	2,007,673

	Health Care — 7.3%
4,282	Chemed Corp.	1,741,400	1,617,483
144,364	Concentra Group Holdings Parent Inc.	3,021,554	3,096,608
129,688	Embecta Corp.	2,259,237	1,146,442
53,974	Mesa Laboratories Inc.	4,706,144	4,772,381
247,922	Perrigo Co. plc	7,423,571	2,662,682
29,182	The Ensign Group Inc.	512,928	5,880,173
		19,664,834	19,175,769
	Metals and Mining — 3.6%
31,961	Kaiser Aluminum Corp.	1,391,677	3,851,620
145,786	OR Royalties Inc.	2,338,600	5,542,784
		3,730,277	9,394,404
	Real Estate — 11.4%
175,668	Alpine Income Property Trust Inc., REIT	2,705,202	3,162,024
151,360	CareTrust REIT Inc.	1,521,413	5,547,344
79,821	Chiron Real Estate Inc., REIT	3,630,477	2,640,479
136,168	Millrose Properties Inc., REIT	3,246,067	3,812,704

See accompanying notes to financial statements.

Keeley Gabelli Small Cap Dividend Fund

Schedule of Investments (Continued)—March 31, 2026 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Real Estate (Continued)
39,536	National Storage Affiliates Trust, REIT	$1,061,324	$1,492,089
212,829	Outfront Media Inc., REIT	3,915,585	5,639,968
115,096	Sila Realty Trust Inc., REIT	2,773,634	2,725,473
94,087	STAG Industrial Inc., REIT	2,331,239	3,392,777
129,414	Strawberry Fields REIT Inc.	1,319,618	1,540,027
		22,504,559	29,952,885
	Retail — 0.8%
136,650	Shoe Carnival Inc.	2,941,846	2,130,373

	TOTAL COMMON STOCKS	174,319,323	258,257,916
Principal Amount		Cost	Market Value
	U.S. GOVERNMENT OBLIGATIONS — 1.8%
$4,600,000	U.S. Treasury Bills, 3.612% to 3.636%††, 04/30/26 to 06/25/26	$4,580,507	$4,580,338

	TOTAL U.S. GOVERNMENT OBLIGATIONS	4,580,507	4,580,338

	TOTAL INVESTMENTS — 100.1%	$178,899,830	262,838,254

	Other Assets and Liabilities (Net) — (0.1)%		(194,421)

	NET ASSETS — 100.0%		$262,643,833

†	Non-income producing security.
††	Represents annualized yields at dates of purchase.

REIT	Real Estate Investment Trust

See accompanying notes to financial statements.

Keeley Gabelli SMID Cap Value Fund

Schedule of Investments—March 31, 2026 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 98.7%
	Automotive — 1.0%
3,200	Aptiv plc†	$229,309	$222,208

	Banking — 4.5%
12,898	Columbia Banking System Inc.	359,440	353,792
6,969	NCR Atleos Corp.†	140,723	303,709
2,685	Wintrust Financial Corp.	107,521	373,054
		607,684	1,030,555
	Broadcasting — 1.6%
1,175	Nexstar Media Group Inc.	61,653	212,475
4,199	Versant Media Group Inc.	121,344	155,447
		182,997	367,922
	Building and Construction — 7.0%
5,389	Amrize Ltd.†	267,594	301,892
2,995	Everus Construction Group Inc.†	109,142	353,590
5,011	Fluor Corp.†	205,514	233,763
5,789	Fortune Brands Innovations Inc.	176,994	225,597
4,453	Knife River Corp.†	138,665	363,587
2,848	Tri Pointe Homes Inc.†	29,258	133,087
		927,167	1,611,516
	Business Services — 2.7%
8,715	Vontier Corp.	236,558	309,121
2,027	WEX Inc.†	178,983	310,212
		415,541	619,333
	Computer Software and Services — 3.8%
50,620	Alight Inc., Cl. A	244,330	29,496
16,283	Amentum Holdings Inc.†	315,563	424,661
14,784	NCR Voyix Corp.†	238,805	93,583
1,910	TD SYNNEX Corp.	154,790	322,236
		953,488	869,976
	Consumer Products — 7.9%
5,138	Brunswick Corp.	289,318	373,841
3,640	Hasbro Inc.	219,027	340,704
4,329	Kontoor Brands Inc.	71,194	304,285
3,603	PVH Corp.	241,859	251,345
7,428	Spectrum Brands Holdings Inc.	399,054	547,444
		1,220,452	1,817,619
	Containers and Packaging — 1.2%
67,093	Ardagh Metal Packaging SA	260,930	271,727

	Diversified Industrial — 7.9%
1,201	Crane Co.	71,276	205,371
5,930	Crane NXT Co.	246,283	240,699
1,938	Esab Corp.	114,968	187,327
9,458	GXO Logistics Inc.†	484,040	490,397
1,385	ITT Inc.	24,530	263,884
3,610	nVent Electric plc	86,985	426,991
		1,028,082	1,814,669
	Electronics — 1.5%
8,105	Ralliant Corp.	366,372	337,087

	Energy and Utilities — 17.4%
59,896	Algonquin Power & Utilities Corp.	318,997	367,761
1,820	Chord Energy Corp.	108,487	258,768
4,701	Evergy Inc.	251,626	385,106
Shares		Cost	Market Value
2,597	Expand Energy Corp.	$132,551	$285,099
5,291	International Seaways Inc.	143,426	385,608
18,680	MDU Resources Group Inc.	161,937	387,050
3,368	NRG Energy Inc.	31,325	492,199
20,210	Sable Offshore Corp.†	176,884	333,869
4,764	Southwest Gas Holdings Inc.	270,717	413,991
10,037	TechnipFMC plc	68,149	693,858
		1,664,099	4,003,309
	Entertainment — 1.8%
5,271	Atlanta Braves Holdings Inc., Cl. C†	191,088	225,072
9,182	Seaport Entertainment Group Inc.†	181,020	197,229
		372,108	422,301
	Financial Services — 10.2%
7,539	Enact Holdings Inc.	144,082	307,667
6,777	Equitable Holdings Inc.	134,217	251,494
5,242	Firstsun Capital Bancorp†	193,857	191,123
3,590	Pinnacle Financial Partners Inc.	207,041	309,243
3,193	Popular Inc.	173,458	428,405
3,360	SouthState Bank Corp.	175,595	310,867
8,452	Virtu Financial Inc., Cl. A	178,580	371,719
2,805	Voya Financial Inc.	69,009	191,638
		1,275,839	2,362,156
	Food and Beverage — 2.1%
4,050	Lamb Weston Holdings Inc.	172,463	171,153
7,217	Molson Coors Beverage Co., Cl. B	351,109	310,764
		523,572	481,917
	Health Care — 9.2%
14,252	Concentra Group Holdings Parent Inc.	300,720	305,705
18,195	Embecta Corp.	280,661	160,844
9,049	Enovis Corp.†	433,335	205,865
783	GRAIL Inc.†	12,147	40,466
547	Labcorp Holdings Inc.	53,094	145,945
17,284	Perrigo Co. plc	636,333	185,630
4,699	Solventum Corp.†	275,593	306,845
2,320	The Ensign Group Inc.	97,994	467,480
9,692	The Pennant Group Inc.†	107,825	295,412
		2,197,702	2,114,192
	Hotels and Gaming — 1.1%
3,143	Wyndham Hotels & Resorts Inc.	181,298	255,306

	Metals and Mining — 3.7%
3,132	Kaiser Aluminum Corp.	135,119	377,437
12,753	OR Royalties Inc.	202,876	484,869
		337,995	862,306
	Real Estate — 10.9%
11,462	CareTrust REIT Inc.	98,284	420,082
6,391	Gaming and Leisure Properties Inc., REIT	198,569	283,569
2,375	Lamar Advertising Co., Cl. A, REIT	88,188	300,817
13,385	Millrose Properties Inc., REIT	322,669	374,780
20,422	Outfront Media Inc., REIT	306,533	541,183

See accompanying notes to financial statements.

Keeley Gabelli SMID Cap Value Fund

Schedule of Investments (Continued)—March 31, 2026 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Real Estate (Continued)
11,545	Sila Realty Trust Inc., REIT	$281,038	$273,386
14,297	Strawberry Fields REIT Inc.	145,909	170,134
5,787	VICI Properties Inc., REIT	110,227	158,101
		1,551,417	2,522,052
	Retail — 1.5%
8,880	Bath & Body Works Inc.	296,370	165,789
3,724	Victoria’s Secret & Co.†	63,618	172,645
		359,988	338,434
	Specialty Chemicals — 1.7%
5,104	Solstice Advanced Materials Inc.	237,802	388,721

	TOTAL COMMON STOCKS	14,893,842	22,713,306

	WARRANTS — 0.0%
	Energy and Utilities — 0.0%
7,970	Electriq Power Holdings Inc., expire 07/31/28†(a)	5,009	0
	TOTAL WARRANTS	5,009	0
Principal Amount		Cost	Market Value
	U.S. GOVERNMENT OBLIGATIONS — 1.2%
$285,000	U.S. Treasury Bills, 3.611% to 3.622%††, 04/23/26 to 05/28/26	$283,730	$283,718

	TOTAL U.S. GOVERNMENT OBLIGATIONS	283,730	283,718

	TOTAL INVESTMENTS — 99.9%	$15,182,581	22,997,024

	Other Assets and Liabilities (Net) — 0.1%		25,859

	NET ASSETS — 100.0%		$23,022,883

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
†	Non-income producing security.
††	Represents annualized yields at dates of purchase.

REIT	Real Estate Investment Trust

See accompanying notes to financial statements.

Keeley Gabelli Mid Cap Dividend Fund

Schedule of Investments—March 31, 2026 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 98.4%
	Automotive: Parts and Accessories — 3.5%
24,421	Allison Transmission Holdings Inc.	$1,493,353	$2,858,722
11,923	Autoliv Inc.	735,477	1,253,823
		2,228,830	4,112,545
	Broadcasting — 1.3%
8,734	Nexstar Media Group Inc.	970,988	1,579,369

	Building and Construction — 6.5%
25,575	Amrize Ltd.†	1,288,006	1,432,711
7,811	Everus Construction Group Inc.†	248,066	922,167
21,845	Fortune Brands Innovations Inc.	923,189	851,300
26,074	KB Home	776,448	1,349,329
20,627	Knife River Corp.†	846,311	1,684,195
5,296	Vulcan Materials Co.	639,213	1,442,101
		4,721,233	7,681,803
	Business Services — 0.9%
14,256	Omnicom Group Inc.	1,104,864	1,073,619

	Computer Software and Services — 3.2%
101,452	Gen Digital Inc.	1,936,246	1,910,341
10,745	TD SYNNEX Corp.	872,588	1,812,789
		2,808,834	3,723,130
	Consumer Products — 3.1%
25,632	Brunswick Corp.	1,375,647	1,864,984
19,209	Hasbro Inc.	1,011,696	1,797,963
		2,387,343	3,662,947
	Diversified Industrial — 8.8%
13,117	Cabot Corp.	873,667	987,841
8,565	Crane Co.	530,403	1,464,615
25,229	Crane NXT Co.	1,063,612	1,024,045
10,590	ITT Inc.	405,645	2,017,713
9,435	Jabil Inc.	458,614	2,506,219
20,531	nVent Electric plc	479,188	2,428,407
		3,811,129	10,428,840
	Electronics — 3.0%
6,854	Agilent Technologies Inc.	469,784	781,219
14,741	Dolby Laboratories Inc., Cl. A	787,738	885,345
27,612	Ralliant Corp.	1,268,061	1,148,383
13,335	Skyworks Solutions Inc.	1,100,927	714,089
		3,626,510	3,529,036
	Energy and Utilities — 20.5%
22,337	Black Hills Corp.	1,315,135	1,550,411
7,242	Diamondback Energy Inc.	226,445	1,432,395
20,441	Evergy Inc.	1,047,623	1,674,527
31,093	Exelon Corp.	1,303,715	1,524,179
15,774	Expand Energy Corp.	847,700	1,731,670
42,540	Fluor Corp.†	1,908,448	1,984,491
1,461	GE Vernova Inc.	180,183	1,275,307
62,234	MDU Resources Group Inc.	599,593	1,289,488
77,934	NOV Inc.	1,283,388	1,465,939
15,344	NRG Energy Inc.	266,156	2,242,372
23,541	Southwest Gas Holdings Inc.	1,439,443	2,045,713
27,973	TechnipFMC plc	607,744	1,933,773
76,425	UGI Corp.	1,952,305	2,783,398
Shares		Cost	Market Value
5,433	Valero Energy Corp.	$468,823	$1,342,386
		13,446,701	24,276,049
	Environmental Services — 1.0%
12,811	Veralto Corp.	928,276	1,132,749

	Equipment and Supplies — 1.2%
14,217	The Timken Co.	828,578	1,429,804

	Financial Services — 15.3%
2,545	Ameriprise Financial Inc.	214,317	1,130,998
2,394	Arthur J. Gallagher & Co.	81,336	518,492
47,744	Columbia Banking System Inc.	1,318,745	1,309,618
47,876	Equitable Holdings Inc.	944,626	1,776,678
42,310	Fifth Third Bancorp	1,178,787	1,965,723
15,133	Pinnacle Financial Partners Inc.	915,087	1,303,557
15,215	Popular Inc.	838,287	2,041,397
23,913	Prosperity Bancshares Inc.	1,528,468	1,606,475
4,967	Reinsurance Group of America Inc.	374,349	1,014,063
20,595	SouthState Bank Corp.	1,258,068	1,905,449
45,358	Virtu Financial Inc., Cl. A	1,023,294	1,994,845
22,180	Voya Financial Inc.	783,355	1,515,338
		10,458,719	18,082,633
	Food and Beverage — 4.0%
27,848	Amcor plc	1,143,001	1,106,958
37,808	Keurig Dr Pepper Inc.	1,094,844	995,485
19,206	Lamb Weston Holdings Inc.	759,100	811,645
40,816	Molson Coors Beverage Co., Cl. B	1,929,967	1,757,537
		4,926,912	4,671,625
	Health Care — 6.6%
4,271	Chemed Corp.	1,985,696	1,613,328
18,255	Encompass Health Corp.	890,446	1,765,806
69,540	Perrigo Co. plc	2,546,122	746,860
10,471	The Ensign Group Inc.	812,736	2,109,906
8,921	Universal Health Services Inc., Cl. B	1,117,874	1,596,591
		7,352,874	7,832,491
	Hotels and Gaming — 0.9%
13,291	Wyndham Hotels & Resorts Inc.	564,075	1,079,628

	Machinery — 4.0%
16,825	Oshkosh Corp.	1,260,333	2,476,808
11,935	Regal Rexnord Corp.	1,813,701	2,234,948
		3,074,034	4,711,756
	Metals and Mining — 2.1%
10,111	Franco-Nevada Corp.	743,112	2,497,923

	Real Estate — 7.1%
64,140	Brixmor Property Group Inc., REIT	938,437	1,847,232
20,615	Equity LifeStyle Properties Inc., REIT	642,780	1,286,788
15,403	Lamar Advertising Co., Cl. A, REIT	854,708	1,950,944
56,365	STAG Industrial Inc., REIT	1,807,571	2,032,522

See accompanying notes to financial statements.

Keeley Gabelli Mid Cap Dividend Fund

Schedule of Investments (Continued)—March 31, 2026 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Real Estate (Continued)
46,227	VICI Properties Inc., REIT	$871,748	$1,262,922
		5,115,244	8,380,408
	Retail — 1.6%
40,824	Bath & Body Works Inc.	1,305,558	762,184
15,704	PVH Corp.	1,204,740	1,095,511
		2,510,298	1,857,695
	Semiconductors — 0.4%
4,188	Qnity Electronics Inc.	391,625	483,211

	Specialty Chemicals — 3.4%
8,376	DuPont de Nemours Inc.	269,262	383,621
25,435	Olin Corp.	293,270	756,182
13,680	RPM International Inc.	702,710	1,359,792
20,700	Solstice Advanced Materials Inc.	975,522	1,576,512
		2,240,764	4,076,107
	TOTAL COMMON STOCKS	74,240,943	116,303,368
Principal Amount		Cost	Market Value
	U.S. GOVERNMENT OBLIGATIONS — 1.7%
$2,010,000	U.S. Treasury Bills, 3.607% to 3.638%††, 04/23/26 to 06/25/26	$2,001,097	$2,001,051

	TOTAL U.S. GOVERNMENT OBLIGATIONS	2,001,097	2,001,051

	TOTAL INVESTMENTS — 100.1%	$76,242,040	118,304,419

	Other Assets and Liabilities (Net) — (0.1)%		(130,112)

	NET ASSETS — 100.0%		$118,174,307

†	Non-income producing security.
††	Represents annualized yields at dates of purchase.

REIT	Real Estate Investment Trust

See accompanying notes to financial statements.

KEELEY Funds

Statements of Assets and Liabilities

March 31, 2026 (Unaudited)

	Keeley Gabelli Small Cap Dividend Fund	Keeley Gabelli SMID Cap Value Fund	Keeley Gabelli Mid Cap Dividend Fund
Assets:
Investments, at value (Cost $178,899,830, $15,182,581, and $76,242,040, respectively)	$262,838,254	$22,997,024	$118,304,419
Cash	—	14,688	61
Receivable for Fund shares sold	151,965	18,759	11,816
Receivable from Adviser	75,547	39,630	36,010
Dividends and interest receivable	293,329	16,938	167,330
Prepaid expenses	94,510	27,390	39,726
Total Assets	263,453,605	23,114,429	118,559,362
Liabilities:
Payable to bank	217,329	—	—
Payable for Fund shares redeemed	227,510	198	230,790
Payable for investment advisory fees	226,275	42,007	91,555
Payable for distribution fees	33,486	1,927	3,229
Payable for accounting fees	5,698	512	2,609
Payable for custodian fees	23,577	7,749	10,172
Payable for legal and audit fees	35,980	20,370	26,935
Payable for shareholder communications expenses	10,377	5,639	6,722
Payable for shareholder services fees	22,659	10,039	8,233
Payable for chief compliance officer compensation	4,389	565	2,423
Other accrued expenses	2,492	2,540	2,387
Total Liabilities	809,772	91,546	385,055
Commitments and Contingencies (See Note 3)
Net Assets	$262,643,833	$23,022,883	$118,174,307

Net Assets Consist of:
Paid-in capital	$169,928,879	$12,307,522	$67,174,042
Total distributable earnings	92,714,954	10,715,361	51,000,265
Net Assets	$262,643,833	$23,022,883	$118,174,307

Shares of Capital Stock, each at $0.0001 par value:
Class A:
Net assets	$150,302,741	$8,596,127	$14,534,209
Capital Shares outstanding	8,341,463	928,608	461,833
Net Asset Value and redemption price per share (100,000,000 shares authorized)	$18.02	$9.26	$31.47
Maximum offering price per share (NAV ÷ 0.9550, based on maximum sales charge of 4.50% of the offering price)	$18.87	$9.70	$32.95
Class I:
Net assets	$112,341,092	$14,426,756	$103,640,098
Capital Shares outstanding	6,232,250	1,500,370	3,302,060
Net Asset Value, offering, and redemption price per share (100,000,000 shares authorized)	$18.03	$9.62	$31.39

See accompanying notes to financial statements.

KEELEY Funds

Statements of Operations

For the Six Months Ended March 31, 2026 (Unaudited)

	Keeley Gabelli Small Cap Dividend Fund	Keeley Gabelli SMID Cap Value Fund	Keeley Gabelli Mid Cap Dividend Fund
Investment Income:
Dividends (net of foreign withholding taxes of $39,819, $3,948, and $3,731, respectively)	$3,185,959	$262,897	$1,310,441
Interest	130,364	17,494	37,422
Total Investment Income	3,316,323	280,391	1,347,863
Expenses:
Investment advisory fees	1,327,018	126,288	559,460
Distribution fees - Class A	188,550	12,244	18,129
Accounting fees	33,175	3,157	15,541
Custodian fees	5,699	2,409	3,449
Legal and audit fees	48,597	16,072	26,562
Chief compliance officer compensation	28,272	2,840	13,765
Registration expenses	37,034	25,088	25,707
Shareholder communications expenses	38,868	11,381	15,584
Shareholder services fees	102,205	21,716	41,910
Directors’ fees	44,300	4,273	20,927
Interest expense	—	115	695
ReFlow service fees	17,426	5,179	10,129
Miscellaneous expenses	25,120	7,810	13,749
Total Expenses	1,896,264	238,572	765,607
Less:
Fees waived or expenses reimbursed by Adviser (See Note 3)	(327,616)	(82,245)	(156,242)
Net Expenses	1,568,648	156,327	609,365
Net Investment Income	1,747,675	124,064	738,498

Net Realized and Unrealized Gain/(Loss) on Investments:
Net realized gain on investments	308,250	1,341,655	5,071,459
Net realized gain on redemptions in-kind	9,942,507	1,939,291	3,882,487
Net change in unrealized appreciation/depreciation:
on investments	5,736,736	(1,908,592)	(5,920,197)
Net Realized and Unrealized Gain/(Loss) on Investments	15,987,493	1,372,354	3,033,749
Net Increase in Net Assets Resulting from Operations	$17,735,168	$1,496,418	$3,772,247

See accompanying notes to financial statements.

KEELEY Funds

Statements of Changes in Net Assets

	Keeley Gabelli Small Cap Dividend Fund		Keeley Gabelli SMID Cap Value Fund		Keeley Gabelli Mid Cap Dividend Fund
	For the Six Months Ended March 31, 2026 (Unaudited)	For the Year Ended September 30, 2025	For the Six Months Ended March 31, 2026 (Unaudited)	For the Year Ended September 30, 2025	For the Six Months Ended March 31, 2026 (Unaudited)	For the Year Ended September 30, 2025
Operations:
Net investment income	$1,747,675	$4,006,271	$124,064	$236,370	$738,498	$1,603,004
Net realized gain on investments	308,250	14,419,178	1,341,655	2,223,249	5,071,459	6,074,105
Net realized gain on redemptions in-kind	9,942,507	6,737,344	1,939,291	489,595	3,882,487	2,002,946
Net change in unrealized appreciation/depreciation on investments	5,736,736	(9,097,010)	(1,908,592)	(494,168)	(5,920,197)	1,916,828
Net Increase in Net Assets Resulting from Operations	17,735,168	16,065,782	1,496,418	2,455,046	3,772,247	11,596,883

Distributions to Shareholders:
Accumulated earnings
Class A	(5,972,855)	(16,851,037)	(920,487)	(1,352,547)	(688,795)	(1,049,700)
Class I	(4,704,604)	(12,311,381)	(1,412,882)	(2,228,196)	(5,476,676)	(8,571,500)
Total Distributions to Shareholders	(10,677,459)	(29,162,418)	(2,333,369)	(3,580,743)	(6,165,471)	(9,621,200)

Capital Share Transactions:
Proceeds from shares issued
Class A	1,944,954	4,587,213	83,706	194,383	239,003	513,113
Class I	14,744,887	25,479,140	5,300,270	1,263,062	13,950,596	8,161,475
	16,689,841	30,066,353	5,383,976	1,457,445	14,189,599	8,674,588
Proceeds from reinvestment of distributions
Class A	5,763,337	16,290,399	904,018	1,333,334	639,919	932,494
Class I	4,664,242	12,206,538	1,384,076	2,225,648	5,468,526	8,561,558
	10,427,579	28,496,937	2,288,094	3,558,982	6,108,445	9,494,052
Cost of shares redeemed
Class A	(16,518,947)	(28,174,992)	(2,772,692)	(1,959,532)	(585,426)	(1,816,057)
Class I	(28,822,087)	(33,835,585)	(7,685,237)	(5,363,611)	(31,566,313)	(15,529,058)
	(45,341,034)	(62,010,577)	(10,457,929)	(7,323,143)	(32,151,739)	(17,345,115)
Net Increase/(Decrease) in Net Assets from Capital Share Transactions	(18,223,614)	(3,447,287)	(2,785,859)	(2,306,716)	(11,853,695)	823,525

Net Increase/(Decrease) in Net Assets	(11,165,905)	(16,543,923)	(3,622,810)	(3,432,413)	(14,246,919)	2,799,208

Net Assets:
Beginning of year	273,809,738	290,353,661	26,645,693	30,078,106	132,421,226	129,622,018
End of period	$262,643,833	$273,809,738	$23,022,883	$26,645,693	$118,174,307	$132,421,226

See accompanying notes to financial statements.

KEELEY Funds

Financial Highlights

Selected data for a common share of capital stock outstanding throughout each period:

	Six Months Ended March 31, 2026		Year Ended September 30,
Keeley Gabelli Small Cap Dividend Fund	(Unaudited)		2025	2024	2023	2022	2021
Class A
Net Asset Value, Beginning of Year	$17.56		$18.37	$14.72	$15.32	$19.71	$12.84
Income from Investment Operations:
Net Investment Income(a)	0.11		0.23	0.25	0.27	0.27	0.18
Net Realized and Unrealized Gain/(Loss) on Investments	1.07		0.82	4.12	1.40	(2.27)	6.90
Total from Investment Operations	1.18		1.05	4.37	1.67	(2.00)	7.08
Distributions:
Net Investment Income	(0.14)		(0.29)	(0.31)	(0.33)	(0.29)	(0.21)
Net Realized Gain on Investments	(0.58)		(1.57)	(0.41)	(1.94)	(2.10)	—
Total Distributions	(0.72)		(1.86)	(0.72)	(2.27)	(2.39)	(0.21)
Net Asset Value, End of Period	$18.02		$17.56	$18.37	$14.72	$15.32	$19.71
Total Return †	6.94%		6.29%	30.24%	10.67%	(12.13)%	55.27%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (in 000’s)	$150,303		$155,135	$170,400	$156,054	$162,428	$208,680
Net Investment Income	1.21	%(b)	1.37%	1.55%	1.68%	1.46%	0.98%
Operating Expenses Net of Waivers/Credits/Reimbursements/Reductions	1.29	%(b)	1.29%	1.29%	1.29%	1.29%	1.29%
Operating Expenses Before Waivers/Credits/Reimbursements/Reductions	1.54	%(b)	1.49%	1.50%	1.50%	1.48%	1.47%
Portfolio Turnover Rate	5%		19%	19%	21%	28%	26%

Class I
Net Asset Value, Beginning of Year	$17.57		$18.38	$14.73	$15.31	$19.75	$12.87
Income from Investment Operations:
Net Investment Income(a)	0.13		0.28	0.29	0.31	0.31	0.23
Net Realized and Unrealized Gain/(Loss) on Investments	1.07		0.81	4.12	1.41	(2.27)	6.91
Total from Investment Operations	1.20		1.09	4.41	1.72	(1.96)	7.14
Distributions:
Net Investment Income	(0.16)		(0.33)	(0.35)	(0.36)	(0.38)	(0.26)
Net Realized Gain on Investments	(0.58)		(1.57)	(0.41)	(1.94)	(2.10)	—
Total Distributions	(0.74)		(1.90)	(0.76)	(2.30)	(2.48)	(0.26)
Net Asset Value, End of Period	$18.03		$17.57	$18.38	$14.73	$15.31	$19.75
Total Return †	7.08%		6.57%	30.55%	11.03%	(11.97)%	55.60%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (in 000’s)	$112,341		$118,675	$119,954	$114,294	$124,661	$167,682
Net Investment Income	1.46	%(b)	1.64%	1.80%	1.94%	1.70%	1.22%
Operating Expenses Net of Waivers/Credits/Reimbursements/Reductions	1.04	%(b)	1.04%	1.04%	1.04%	1.04%	1.04%
Operating Expenses Before Waivers/Credits/Reimbursements/Reductions	1.29	%(b)	1.24%	1.25%	1.25%	1.23%	1.22%
Portfolio Turnover Rate	5%		19%	19%	21%	28%	26%

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the period including reinvestment of distributions and does not reflect the applicable sales charges. Total return for a period of less than one year is not annualized.
(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Annualized.

See accompanying notes to financial statements.

KEELEY Funds

Financial Highlights (Continued)

Selected data for a common share of capital stock outstanding throughout each period:

	Six Months Ended March 31, 2026		Year Ended September 30,
Keeley Gabelli SMID Cap Value Fund	(Unaudited)		2025	2024	2023	2022	2021
Class A
Net Asset Value, Beginning of Year	$9.60		$9.96	$8.33	$8.15	$12.97	$8.84
Income from Investment Operations:
Net Investment Income(a)	0.04		0.07	0.09	0.10	0.07	0.07
Net Realized and Unrealized Gain/(Loss) on Investments	0.49		0.78	2.33	1.29	(1.80)	4.64
Total from Investment Operations	0.53		0.85	2.42	1.39	(1.73)	4.71
Distributions:
Net Investment Income	(0.08)		(0.08)	(0.11)	(0.07)	(0.06)	(0.03)
Net Realized Gain on Investments	(0.79)		(1.13)	(0.68)	(1.14)	(3.03)	(0.55)
Total Distributions	(0.87)		(1.21)	(0.79)	(1.21)	(3.09)	(0.58)
Net Asset Value, End of Period	$9.26		$9.60	$9.96	$8.33	$8.15	$12.97
Total Return †	5.88%		9.68%	30.24%	17.95%	(18.80)%	54.70%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (in 000’s)	$8,596		$10,709	$11,529	$10,296	$10,407	$14,943
Net Investment Income	0.83	%(b)	0.72%	1.03%	1.12%	0.63%	0.59%
Operating Expenses Net of Waivers/Credits/Reimbursements/Reductions	1.39	%(b)	1.39%	1.39%	1.39%	1.39%	1.39%
Operating Expenses Before Waivers/Credits/Reimbursements/Reductions	2.04	%(b)	1.85%	1.80%	1.79%	1.69%	1.63%
Portfolio Turnover Rate	7%		17%	26%	17%	33%	37%

Class I
Net Asset Value, Beginning of Year	$9.99		$10.36	$8.65	$8.47	$13.37	$9.10
Income from Investment Operations:
Net Investment Income(a)	0.05		0.09	0.12	0.12	0.09	0.10
Net Realized and Unrealized Gain/(Loss) on Investments	0.50		0.82	2.43	1.34	(1.86)	4.78
Total from Investment Operations	0.55		0.91	2.55	1.46	(1.77)	4.88
Distributions:
Net Investment Income	(0.10)		(0.11)	(0.13)	(0.10)	(0.10)	(0.06)
Net Realized Gain on Investments	(0.82)		(1.17)	(0.71)	(1.18)	(3.03)	(0.55)
Total Distributions	(0.92)		(1.28)	(0.84)	(1.28)	(3.13)	(0.61)
Net Asset Value, End of Period	$9.62		$9.99	$10.36	$8.65	$8.47	$13.37
Total Return †	5.94%		10.00%	30.73%	18.18%	(18.61)%	55.08%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (in 000’s)	$14,427		$15,937	$18,549	$16,677	$19,295	$32,101
Net Investment Income	1.08	%(b)	0.96%	1.28%	1.38%	0.87%	0.83%
Operating Expenses Net of Waivers/Credits/Reimbursements/Reductions	1.14	%(b)	1.14%	1.14%	1.14%	1.14%	1.14%
Operating Expenses Before Waivers/Credits/Reimbursements/Reductions	1.79	%(b)	1.60%	1.55%	1.54%	1.44%	1.38%
Portfolio Turnover Rate	7%		17%	26%	17%	33%	37%

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the period including reinvestment of distributions and does not reflect the applicable sales charges. Total return for a period of less than one year is not annualized.
(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Annualized.

See accompanying notes to financial statements.

KEELEY Funds

Financial Highlights (Continued)

Selected data for a common share of capital stock outstanding throughout each period:

	Six Months Ended March 31, 2026		Year Ended September 30,
Keeley Gabelli Mid Cap Dividend Fund	(Unaudited)		2025	2024	2023	2022	2021
Class A
Net Asset Value, Beginning of Year	$32.12		$31.66	$25.59	$23.68	$26.40	$19.10
Income from Investment Operations:
Net Investment Income(a)	0.16		0.32	0.36	0.37	0.34	0.18
Net Realized and Unrealized Gain/(Loss) on Investments	0.74		2.44	7.09	2.69	(2.73)	7.35
Total from Investment Operations	0.90		2.76	7.45	3.06	(2.39)	7.53
Distributions:
Net Investment Income	(0.16)		(0.34)	(0.37)	(0.40)	(0.33)	(0.23)
Net Realized Gain on Investments	(1.39)		(1.96)	(1.01)	(0.75)	—	—
Total Distributions	(1.55)		(2.30)	(1.38)	(1.15)	(0.33)	(0.23)
Net Asset Value, End of Period	$31.47		$32.12	$31.66	$25.59	$23.68	$26.40
Total Return †	2.90%		9.38%	29.83%	12.98%	(9.17)%	39.48%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (in 000’s)	$14,534		$14,518	$14,648	$11,617	$12,752	$15,163
Net Investment Income	0.99	%(b)	1.05%	1.28%	1.39%	1.23%	0.73%
Operating Expenses Net of Waivers/Credits/Reimbursements/Reductions	1.20	%(b)	1.20%	1.20%	1.20%	1.20%	1.20%
Operating Expenses Before Waivers/Credits/Reimbursements/Reductions	1.45	%(b)	1.42%	1.41%	1.41%	1.40%	1.38%
Portfolio Turnover Rate	4%		14%	12%	15%	14%	21%

Class I
Net Asset Value, Beginning of Year	$32.04		$31.58	$25.53	$23.62	$26.39	$19.09
Income from Investment Operations:
Net Investment Income(a)	0.19		0.40	0.43	0.43	0.40	0.25
Net Realized and Unrealized Gain/(Loss) on Investments	0.75		2.43	7.07	2.70	(2.72)	7.34
Total from Investment Operations	0.94		2.83	7.50	3.13	(2.32)	7.59
Distributions:
Net Investment Income	(0.20)		(0.42)	(0.45)	(0.47)	(0.45)	(0.29)
Net Realized Gain on Investments	(1.39)		(1.95)	(1.00)	(0.75)	—	—
Total Distributions	(1.59)		(2.37)	(1.45)	(1.22)	(0.45)	(0.29)
Net Asset Value, End of Period	$31.39		$32.04	$31.58	$25.53	$23.62	$26.39
Total Return †	3.04%		9.66%	30.13%	13.29%	(8.96)%	39.84%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (in 000’s)	$103,640		$117,903	$114,974	$98,125	$96,765	$116,673
Net Investment Income	1.21	%(b)	1.30%	1.53%	1.64%	1.48%	0.98%
Operating Expenses Net of Waivers/Credits/Reimbursements/Reductions	0.95	%(b)	0.95%	0.95%	0.95%	0.95%	0.95%
Operating Expenses Before Waivers/Credits/Reimbursements/Reductions	1.20	%(b)	1.17%	1.16%	1.16%	1.15%	1.13%
Portfolio Turnover Rate	4%		14%	12%	15%	14%	21%

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the period including reinvestment of distributions and does not reflect the applicable sales charges. Total return for a period of less than one year is not annualized.
(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Annualized.

See accompanying notes to financial statements.

KEELEY Funds, Inc.

Notes to Financial Statements (Unaudited)

1. Organization. KEELEY Funds, Inc. (the Corporation) was organized on April 7, 2005 as a Maryland corporation and is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-ended investment company. Effective June 27, 2025, the Funds were renamed as follows: Keeley Mid Cap Dividend Value Fund became Keeley Gabelli Mid Cap Dividend Fund (Mid Cap Dividend Fund), Keeley Small Mid Cap Value Fund became Keeley Gabelli SMID Cap Value Fund (SMID Cap Value Fund), and Keeley Small Cap Dividend Value Fund became Keeley Gabelli Small Cap Dividend Fund (Small Cap Dividend Fund) (each a Fund, and collectively, the Funds), each with two classes of shares: Class A and Class I.

The investment objectives of each Fund are as follows:

●	Small Cap Dividend Fund seeks to provide long term capital appreciation and current income through investments in equity securities with a small market capitalization and that currently pay, or are reasonably expected to pay, dividends to shareholders.

●	SMID Cap Value Fund seeks to provide long term capital appreciation through investments in equity securities of companies with a small or mid-sized market capitalization.

●	Mid Cap Dividend Fund seeks to provide long term capital appreciation and current income through investments in equity securities of companies with a mid-sized market capitalization and that currently pay, or are reasonably expected to pay, dividends to shareholders.

The Funds’ investment adviser, Gabelli Funds, LLC (the Adviser) serves as investment adviser to the Funds. The Adviser makes investment decisions for the Funds and continuously reviews and administers the Funds’ investment program and manages the operations of each Fund under the general supervision of the Company’s Board of Directors (the Board).

2. Significant Accounting Policies. As an investment company, the Corporation follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Corporation in the preparation of its financial statements.

Security Valuation. The Board has designated the Adviser as the valuation designee (Valuation Designee) under Rule 2a-5. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Valuation Designee so determines, by such other method as the Valuation Designee shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by the Adviser. Investments in open-end investment companies are valued at each underlying Fund’s NAV per share as of the report date.

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Valuation Designee if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price, unless the Valuation Designee determines such amount does not reflect the security’s fair value, in which case the security will be fair valued as determined by the Valuation Designee. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one or more dealers in the instrument in question by the Adviser.

KEELEY Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Securities for which quotations are not readily available are valued by the Adviser at their respective fair values as determined in good faith pursuant to procedures adopted by the Corporation’s Board. For each investment that is fair valued, the Adviser takes into consideration, to the extent applicable, various factors, including, but not limited to, the financial condition of the company, comparable companies in the public market, the nature and duration of the cause for a quotation not being readily available and other relevant factors. Securities fair valued by the Adviser are indicated in the Schedules of Investments and are categorized as Level 2 or Level 3 in the fair value hierarchy depending on the observability of the inputs.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — unadjusted quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Funds’ investments in securities by inputs used to value the Funds’ investments as of March 31, 2026 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total Market Value at 03/31/26
MID CAP DIVIDEND FUND
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (a)	$116,303,368	—	—		$116,303,368
U.S. Government Obligations	—	$2,001,051	—		2,001,051
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$116,303,368	$2,001,051	—		$118,304,419

SMALL CAP DIVIDEND FUND
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (a)	$258,257,916	—	—		$258,257,916
U.S. Government Obligations	—	$4,580,338	—		4,580,338
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$258,257,916	$4,580,338	—		$262,838,254

SMID CAP VALUE FUND
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (a)	$22,713,306	—	—		$22,713,306
Warrants (a)	—	—	$0		0
U.S. Government Obligations	—	$283,718	—		283,718
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$22,713,306	$283,718	$0	(b)	$22,997,024

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.
(b)	The inputs for these securities are not readily available and are derived based on the judgment of the Adviser according to procedures approved by the Board of Trustees.

General. The Funds use recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of their securities, and use broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

KEELEY Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Taxes. The Funds may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method or amortized to earliest call date, if applicable. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as a Fund becomes aware of such dividends. The Funds own real estate investment trusts (REITs), and the distributions received from REITs may be classified as dividends, capital gains, or return of capital.

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Funds, timing differences, and differing characterizations of distributions made by the Funds. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise.

The tax character of distributions paid during the fiscal year ended September 30, 2025 was as follows:

	Keeley Gabelli Small Cap Dividend Fund	Keeley Gabelli SMID Cap Value Fund	Keeley Gabelli Mid Cap Dividend Fund
Ordinary income (inclusive of short term capital gains)	$5,464,313	$411,243	$1,886,694
Net long term capital gains	23,698,105	3,169,500	7,734,506
Total distributions paid	$29,162,418	$3,580,743	$9,621,200

Provision for Income Taxes. The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Funds to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of the Funds’ net investment company taxable income and net capital gains.

KEELEY Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

The following summarizes the tax cost of investments and the related net unrealized appreciation at March 31, 2026:

	Keeley Gabelli Small Cap Dividend Fund	Keeley Gabelli SMID Cap Value Fund	Keeley Gabelli Mid Cap Dividend Fund
Aggregate cost of investments	$179,769,164	$15,327,767	$76,447,468
Gross unrealized appreciation	$97,902,615	$9,207,754	$45,878,745
Gross unrealized depreciation	(14,833,525)	(1,538,497)	(4,021,794)
Net unrealized appreciation	$83,069,090	$7,669,257	$41,856,951

The Funds are required to evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Funds as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. During the six months ended March 31, 2026, the Funds did not incur any income tax, interest, or penalties. As of March 31, 2026, the Adviser has reviewed all open tax years and concluded that there was no impact to the Funds’ net assets or results of operations. The Funds’ federal and state tax returns for the prior three fiscal years remain open, subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Adviser will monitor the Funds’ tax positions to determine if adjustments to this conclusion are necessary.

Recent Accounting Pronouncement. During the reporting period, the Fund adopted Accounting Standards Update 2023-09, Income Taxes (Topic 740)—Improvements to Income Tax Disclosures (“ASU 2023-09”). The amendment enhances income tax disclosures by requiring greater disclosure of income taxes paid by jurisdiction. During the reporting period, the Fund paid less than 1% in foreign or U.S. federal, state or local income taxes.

3. Investment Advisory Agreements and Other Transactions. The Corporation, on behalf of each Fund, has entered into an investment advisory agreement (the Agreement) with the Adviser, with whom certain officers and directors of the Corporation are affiliated, to furnish investment advisory services to that Fund. Under the terms of the Agreement, Small Cap Dividend Fund and SMID Cap Value Fund each pay the Adviser a monthly fee at the annual rate of 1.00% of the Fund’s first $350 million of average daily net assets, 0.90% for net assets greater than $350 million but less than $700 million, and 0.80% in excess of $700 million of the Fund’s average daily net assets. Mid Cap Dividend Fund pays the Adviser a monthly fee at the annual rate of 0.90% of the Fund’s first $700 million of average daily net assets and 0.80% for net assets greater than $700 million.

The Adviser has contractually agreed to waive a portion of its fees and/or reimburse expenses with respect to each Fund until February 28, 2027 (the Expense Cap Agreement), such that total expenses, exclusive of taxes, interest charges, dividend expenses incurred on securities that a Fund sells short, litigation expenses, other extraordinary expenses, and brokerage commissions and other charges relating to the purchase and sale of a Fund’s securities will not exceed the following amounts of average daily net assets of the respective Fund:

	Class A	Class I
Small Cap Dividend Fund	1.29%	1.04%
SMID Cap Value Fund	1.43%	1.18%
Mid Cap Dividend Fund	1.20%	0.95%

Any reimbursements or fee waivers made by the Adviser to a Fund are subject to repayment by the Fund, to the extent that the Fund is able to make the repayment within its Expense Cap Agreement. However, the repayment of previously waived expenses is limited to amounts that do not cause the aggregate operating expenses of the Fund to exceed the current expense cap or the expense cap in place at the time the waiver was generated. The Adviser did not recoup any fees previously waived or reimbursed under the Expense Cap Agreement for the six months ended March 31, 2026. The table below indicates the amount of fees contingently available for recoupment by the Adviser in future periods.

As of March 31, 2026, the cumulative unreimbursed amounts which may be recovered by the Adviser are as follows:

	For the year ended September 30, 2023, expiring September 30, 2026	For the year ended September 30, 2024, expiring September 30, 2027	For the year ended September 30, 2025, expiring September 30, 2028	For the six months ended March 31, 2026, expiring September 30, 2029	Total
Small Cap Dividend Fund	$645,723	$579,265	$551,508	$327,616	$2,104,112
SMID Cap Value Fund	118,809	117,978	125,489	82,245	444,521
Mid Cap Dividend Fund	248,028	247,362	281,241	156,242	932,873

KEELEY Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Any waiver or reimbursement is subject to later adjustment during the term of each Fund’s investment advisory agreement to allow Gabelli to recoup amounts waived or reimbursed to the extent actual fees and expenses for a period are less than the expense limitation caps. Gabelli, however, will only be entitled to recoup such amounts for a period of three years following the fiscal year in which such amount was waived or reimbursed. On May 1, 2025, Keeley-Teton Advisors, LLC (“Keeley Teton”) announced that it had agreed to transfer its investment management business to its affiliate, Gabelli Funds, LLC (the Transaction).

4. Distribution Plan. The Corporation’s Board has adopted a Distribution Plan (the Plan) pursuant to Rule 12b-1 under the 1940 Act for the Funds’ Class A Shares. The Plan is designed to finance or assist in the financing of any activity primarily intended to result in the sale of Class A Shares by G.distributors, LLC (the Distributor), an affiliate of the Adviser, with whom certain officers and directors of the Corporation are affiliated, and to permit the Corporation to compensate the Distributor and other dealers of its shares. Each Fund paid the Distributor and each dealer a monthly fee at the annual rate of 0.25% of the average daily net assets of Fund shares beneficially owned by the Distributor’s and each dealer’s existing brokerage clients. The Plan can be continued in effect from year to year if such continuance is approved annually by the Board of the Corporation, including the vote of a majority of the Independent Directors.

For the six months ended March 31, 2026, Small Cap Dividend Fund – Class A expensed $188,550 in distribution fees, of which $1,053 was paid to the Distributor; SMID Cap Value Fund – Class A expensed $12,244 in distribution fees, of which $213 was paid to the Distributor; and Mid Cap Dividend Fund – Class A expensed $18,129 in distribution fees, of which $215 was paid to the Distributor. The distribution fees paid to the Distributor are unaudited.

The Corporation has adopted a Shareholder Servicing Agreement for all of its Funds and their Classes. The Corporation has retained the Adviser to serve as the shareholder servicing agent for the Funds pursuant to the Shareholder Servicing Agreement. Under the Shareholder Servicing Agreement, the Corporation will pay the Adviser a monthly fee calculated at an annual rate of 0.05% of each Fund’s average daily net assets for providing support services to investors who beneficially own shares of a Fund. The Shareholder Servicing Agreement may be continued in effect from year to year if such continuance is approved annually by the Board of the Corporation, including the vote of a majority of the Independent Directors. For the six months ended March 31, 2026, the Adviser received $102,205, $21,716, and $41,910 from Small Cap Dividend Fund, SMID Cap Value Fund, and Mid Cap Dividend Fund, respectively.

5. Portfolio Securities. Purchases and sales (including maturities) of securities during the six months ended March 31, 2026, other than short term securities, are as follows:

	Purchases (excluding U.S. Government Securities)	Sales (excluding U.S. Government Securities)
Small Cap Dividend Fund	$13,293,066	$15,048,871
SMID Cap Value Fund	1,769,177	2,524,161
Mid Cap Dividend Fund	5,228,367	13,136,932

6. Redemptions-in-kind. When considered to be in the best interest of all shareholders, the Fund may distribute portfolio securities as payment for redemptions of Fund shares (redemptions-in-kind). Gains and losses realized on redemptions-in-kind are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital. During the six months ended March 31, 2026, and the fiscal year ended September 30, 2025, Small Cap Dividend Fund, SMID Cap Value Fund, and Mid Cap Dividend Fund had realized net gain of $9,942,507, $1,939,291, and $3,882,487, and $6,737,344, $489,595, and $2,002,946 on $11,961,798, $3,401,556, and $6,560,796, and $10,632,254, $756,377, and $2,842,954 of redemptions-in-kind, respectively, including cash of $931,508 and $554,027, respectively.

7. Transactions with Affiliates and Other Arrangements. During the six months ended March 31, 2026, the Distributor retained a total of $1,481 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

The cost of calculating each Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. During the six months ended March 31, 2026, Small Cap Dividend Fund, SMID Cap Value Fund, and Mid Cap Dividend Fund accrued $33,175, $3,157, and $15,541, respectively, in the Statements of Operations, in connection with the cost of computing these Funds’ NAVs.

As per the approval of the Board, the Funds are allocated a portion of the Chief Compliance Officer’s compensation cost. For the six months ended March 31, 2026, the Funds paid or accrued $44,877 in chief compliance officer compensation in the Statements of Operations.

KEELEY Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

The Adviser has an administration agreement for each of the Funds with Gabelli Funds, LLC, which has entered into an agreement with BNY Mellon Investment Servicing (US) Inc. to provide certain administrative services to the Funds.

The Corporation pays each Director who is not considered an affiliated person an annual retainer of $10,000 plus $2,000 for each Board meeting attended, and they are reimbursed by the Corporation for any out of pocket expenses incurred in attending meetings. All Board committee members receive $1,000 per meeting attended, and the Chairman of the Audit Committee receives a $25,000 annual fee. A Director may receive a single meeting fee, allocated among the participating funds, for attending certain meetings held on behalf of multiple funds. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Corporation.

8. Line of Credit. The Funds participate in an unsecured line of credit, which expires on April 30, 2026. Borrowings under this arrangement bear interest at a floating rate equal to the higher of the Overnight Federal Funds Rate plus 135 basis points or the Overnight Bank Funding Rate plus 135 basis points in effect on that day. This amount, if any, would be included in “Interest expense” in the Statements of Operations.

During the six months ended March 31, 2026, the SMID Cap Value Fund borrowed $415,000 for two days at a weighted average interest rate of 4.9%. The maximum amount borrowed at any time during the six months ended March 31, 2026 was $421,000. During the six months ended March 31, 2026, the Mid Cap Dividend Fund borrowed $1,254,000 for four days at a weighted average interest rate of 4.9%. The maximum amount borrowed at any time during the six months ended March 31, 2026 was $4,614,000. The Small Cap Dividend Fund did not borrow under the line of credit during the six months ended March 31, 2026.

9. Significant Shareholder. As of March 31, 2026, 12.3%, 15.7%, and 45.9% of Small Cap Dividend Fund, SMID Cap Value Fund, and Mid Cap Dividend Fund, respectively, were beneficially owned by the Adviser and its affiliates, including managed accounts for which the affiliates of the Adviser have voting control but disclaim pecuniary interest.

10. Capital Stock. The Funds offer two classes of shares - Class A Shares and Class I Shares. The public offering price for Class A Shares is the net asset value plus a sales charge, which varies in accordance with the amount of the purchase up to a maximum of 4.50%. The public offering price for Class I Shares is the net asset value. As noted in the Funds’ prospectus, Class I is an institutional class and does not charge a sales load or a 12b-1 fee to its shareholders.

Transactions in shares of capital stock were as follows:

	Keeley Gabelli Small Cap Dividend Fund		Keeley Gabelli SMID Cap Value Fund		Keeley Gabelli Mid Cap Dividend Fund
	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025
Class A
Shares sold	108,054	268,144	8,952	20,844	7,482	17,616
Shares issued upon reinvestment of distributions	336,407	969,389	102,034	151,515	20,770	31,432
Shares redeemed	(937,672)	(1,680,488)	(297,402)	(214,415)	(18,391)	(59,770)
Net increase/(decrease) in Class A Shares	(493,211)	(442,955)	(186,416)	(42,056)	9,861	(10,722)

Class I
Shares sold	828,656	1,556,229	541,993	134,949	441,679	266,436
Shares issued upon reinvestment of distributions	272,059	726,373	150,606	243,773	178,006	289,192
Shares redeemed in-kind	(672,343)	(673,008)	(349,433)	(81,917)	(203,895)	(93,028)
Shares redeemed	(951,538)	(1,381,715)	(438,775)	(491,609)	(793,882)	(423,261)
Net increase/(decrease) in Class I Shares	(523,166)	227,879	(95,609)	(194,804)	(378,092)	39,339

ReFlow Fund LLC. The Funds may participate in the ReFlow Fund, LLC liquidity program (ReFlow), which is designed to provide an alternative liquidity source for funds experiencing redemptions. To pay cash to shareholders who redeem their shares on a given day, a fund typically must hold cash in its portfolio, liquidate portfolio securities, or borrow money. ReFlow provides participating funds with another source of cash by standing ready to purchase shares from a fund up to the amount of the fund’s net redemptions on a given day, cumulatively limited to 3% of the outstanding voting shares of a fund. ReFlow generally redeems those shares (in cash or in-kind) when the Fund experiences net sales, at the end of a maximum holding period determined by ReFlow, at other times at ReFlow’s discretion, or at the direction of the participating fund. In return for this service, a participating fund will pay a fee to ReFlow at a rate determined by a daily auction with other participating mutual funds. This fee, if any, is shown in the Statement of Operations.

KEELEY Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

During the six months ended March 31, 2026 the following Funds utilized ReFlow. The shares ReFlow subscribed to, cash redemptions, redemptions-in-kind, and service fees were as follows:

Fund	Shares ReFlow Subscribed to	Cash redemptions	Redemptions-in-kind	Service Fees
Small Cap Dividend Fund	672,343	$484,277	$11,477,521	$17,426
SMID Cap Value Fund	349,433	149,061	3,252,495	5,179
Mid Cap Dividend Fund	203,894	298,170	6,262,626	10,129

11. Indemnifications. The Funds enter into contracts that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of loss to be remote.

12. Segment Reporting. The Fund’s Principal Executive Officer and Principal Financial Officer act as the Fund’s chief operating decision maker (CODM), as defined in ASC Topic 280, assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment based on the fact that the CODM monitors the operating results of the Fund as a whole and the Fund’s long term strategic asset allocation is guided by the Fund’s investment objective and principal investment strategies, and executed by the Fund’s portfolio management team, comprised of investment professionals employed by the Adviser. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s Schedule of Investments, Statements of Operations and Changes in Net Assets and Financial Highlights.

13. Subsequent Events. On April 10, 2026, Bank of New York Mellon became Custodian to the Funds. On April 10, 2026, the Funds became party to an unsecured line of credit with Bank of New York Mellon, which expires on April 9, 2027, and may be renewed annually, of up to $200,000,000 under which each Fund may borrow up to ten percent of its net assets from the bank for temporary borrowing purposes. On April 30, 2026, the Funds terminated the line of credit with State Street Bank & Trust Co., the former Custodian to the Funds. Management has evaluated the impact on the Funds of all subsequent events occurring through the date the financial statements were issued and has determined that there were no other subsequent events requiring recognition or disclosure in the financial statements.

Keeley Funds and Your Personal Privacy

Protecting your personal information is an important priority for us. The Funds’ privacy policy is designed to support this objective. We collect nonpublic personal information about you from the following sources:

●	Information we receive from you on applications or on other forms; correspondence or conversations, such as your name, address, social security number, assets, income, and date of birth.

●	Information about your transactions with us, our affiliates or others, such as your account numbers and balances, transaction history, parties to transactions, cost basis information, and other financial information.

The Funds restrict access to your nonpublic information by maintaining physical, electronic, and procedural safeguards.

The Funds do not disclose any nonpublic information about their current or former customers to nonaffiliated third parties, except as permitted by law. G.distributors, LLC. is the Distributor and Gabelli, LLC. is the Investment Adviser for the Gabelli Funds and are both affiliates of the Gabelli Funds. We may share your nonpublic information with affiliates who require such information to provide products or services to you. You may request that we not share your nonpublic information with our affiliates for use by them in marketing products or services to you by calling us toll-free at 1-800-422-3554. We will honor your choice until you tell us otherwise. If you have a joint account, your instruction will be applied to all account holders on that account.

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Keeley Gabelli Small Cap Dividend Fund
Keeley Gabelli SMID Cap Value Fund
Keeley Gabelli Mid Cap Dividend Fund

One Corporate Center
Rye, New York 10580-1422

General and Account Information:

800-422-3554

fax: 312-786-5003

website: www.gabelli.com

e-mail: info@gabelli.com

Board of Directors

LAURA D. ALTER Former Managing Director and Senior Partner of Fixed Income, Harris Investments	KEVIN M. KEELEY* Co-Chairman, Executive Chairman, and President Keeley - Teton Advisors, LLC President, Keeley Funds, Inc.	SEAN LOWRY Former Executive Vice President, Pacor Mortgage Corp.

ANTHONY S. COLAVITA Attorney, Anthony S. Colavita, P.C.	JEROME J. KLINGENBERGER Executive Vice President and Chief Financial Officer Grayhill, Inc.	MICHAEL J. MELARKEY Of Counsel, McDonald Carano Wilson LLP

JAMES P. CONN Former Managing Director and Chief Investment Officer, Financial Security Assurance Holdings Ltd.

* Interested Director

Officers

KEVIN M. KEELEY President	JOHN C. BALL Treasurer	PETER GOLDSTEIN Secretary and Vice President

RICHARD J. WALZ	THOMAS E. BROWNE Jr.
Chief Compliance Officer	Vice President

Investment Adviser Gabelli Funds, LLC Custodian State Street Bank and Trust Company	Distributor G.distributors, LLC Legal Counsel Paul Hastings LLP

This report is submitted for the information of the shareholders of the KEELEY Funds. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GABKLQ126SR

(b)	An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file the information required by Item 13 of Form N-1A.

The Financial Highlights are attached herewith.

KEELEY Funds

Financial Highlights

Selected data for a common share of capital stock outstanding throughout each period:

	Six Months Ended March 31, 2026		Year Ended September 30,
Keeley Gabelli Small Cap Dividend Fund	(Unaudited)		2025	2024	2023	2022	2021
Class A
Net Asset Value, Beginning of Year	$17.56		$18.37	$14.72	$15.32	$19.71	$12.84
Income from Investment Operations:
Net Investment Income(a)	0.11		0.23	0.25	0.27	0.27	0.18
Net Realized and Unrealized Gain/(Loss) on Investments	1.07		0.82	4.12	1.40	(2.27)	6.90
Total from Investment Operations	1.18		1.05	4.37	1.67	(2.00)	7.08
Distributions:
Net Investment Income	(0.14)		(0.29)	(0.31)	(0.33)	(0.29)	(0.21)
Net Realized Gain on Investments	(0.58)		(1.57)	(0.41)	(1.94)	(2.10)	—
Total Distributions	(0.72)		(1.86)	(0.72)	(2.27)	(2.39)	(0.21)
Net Asset Value, End of Period	$18.02		$17.56	$18.37	$14.72	$15.32	$19.71
Total Return †	6.94%		6.29%	30.24%	10.67%	(12.13)%	55.27%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (in 000’s)	$150,303		$155,135	$170,400	$156,054	$162,428	$208,680
Net Investment Income	1.21	%(b)	1.37%	1.55%	1.68%	1.46%	0.98%
Operating Expenses Net of Waivers/Credits/Reimbursements/Reductions	1.29	%(b)	1.29%	1.29%	1.29%	1.29%	1.29%
Operating Expenses Before Waivers/Credits/Reimbursements/Reductions	1.54	%(b)	1.49%	1.50%	1.50%	1.48%	1.47%
Portfolio Turnover Rate	5%		19%	19%	21%	28%	26%

Class I
Net Asset Value, Beginning of Year	$17.57		$18.38	$14.73	$15.31	$19.75	$12.87
Income from Investment Operations:
Net Investment Income(a)	0.13		0.28	0.29	0.31	0.31	0.23
Net Realized and Unrealized Gain/(Loss) on Investments	1.07		0.81	4.12	1.41	(2.27)	6.91
Total from Investment Operations	1.20		1.09	4.41	1.72	(1.96)	7.14
Distributions:
Net Investment Income	(0.16)		(0.33)	(0.35)	(0.36)	(0.38)	(0.26)
Net Realized Gain on Investments	(0.58)		(1.57)	(0.41)	(1.94)	(2.10)	—
Total Distributions	(0.74)		(1.90)	(0.76)	(2.30)	(2.48)	(0.26)
Net Asset Value, End of Period	$18.03		$17.57	$18.38	$14.73	$15.31	$19.75
Total Return †	7.08%		6.57%	30.55%	11.03%	(11.97)%	55.60%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (in 000’s)	$112,341		$118,675	$119,954	$114,294	$124,661	$167,682
Net Investment Income	1.46	%(b)	1.64%	1.80%	1.94%	1.70%	1.22%
Operating Expenses Net of Waivers/Credits/Reimbursements/Reductions	1.04	%(b)	1.04%	1.04%	1.04%	1.04%	1.04%
Operating Expenses Before Waivers/Credits/Reimbursements/Reductions	1.29	%(b)	1.24%	1.25%	1.25%	1.23%	1.22%
Portfolio Turnover Rate	5%		19%	19%	21%	28%	26%

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the period including reinvestment of distributions and does not reflect the applicable sales charges. Total return for a period of less than one year is not annualized.
(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Annualized.

See accompanying notes to financial statements.

KEELEY Funds

Financial Highlights (Continued)

Selected data for a common share of capital stock outstanding throughout each period:

	Six Months Ended March 31, 2026		Year Ended September 30,
Keeley Gabelli SMID Cap Value Fund	(Unaudited)		2025	2024	2023	2022	2021
Class A
Net Asset Value, Beginning of Year	$9.60		$9.96	$8.33	$8.15	$12.97	$8.84
Income from Investment Operations:
Net Investment Income(a)	0.04		0.07	0.09	0.10	0.07	0.07
Net Realized and Unrealized Gain/(Loss) on Investments	0.49		0.78	2.33	1.29	(1.80)	4.64
Total from Investment Operations	0.53		0.85	2.42	1.39	(1.73)	4.71
Distributions:
Net Investment Income	(0.08)		(0.08)	(0.11)	(0.07)	(0.06)	(0.03)
Net Realized Gain on Investments	(0.79)		(1.13)	(0.68)	(1.14)	(3.03)	(0.55)
Total Distributions	(0.87)		(1.21)	(0.79)	(1.21)	(3.09)	(0.58)
Net Asset Value, End of Period	$9.26		$9.60	$9.96	$8.33	$8.15	$12.97
Total Return †	5.88%		9.68%	30.24%	17.95%	(18.80)%	54.70%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (in 000’s)	$8,596		$10,709	$11,529	$10,296	$10,407	$14,943
Net Investment Income	0.83	%(b)	0.72%	1.03%	1.12%	0.63%	0.59%
Operating Expenses Net of Waivers/Credits/Reimbursements/Reductions	1.39	%(b)	1.39%	1.39%	1.39%	1.39%	1.39%
Operating Expenses Before Waivers/Credits/Reimbursements/Reductions	2.04	%(b)	1.85%	1.80%	1.79%	1.69%	1.63%
Portfolio Turnover Rate	7%		17%	26%	17%	33%	37%

Class I
Net Asset Value, Beginning of Year	$9.99		$10.36	$8.65	$8.47	$13.37	$9.10
Income from Investment Operations:
Net Investment Income(a)	0.05		0.09	0.12	0.12	0.09	0.10
Net Realized and Unrealized Gain/(Loss) on Investments	0.50		0.82	2.43	1.34	(1.86)	4.78
Total from Investment Operations	0.55		0.91	2.55	1.46	(1.77)	4.88
Distributions:
Net Investment Income	(0.10)		(0.11)	(0.13)	(0.10)	(0.10)	(0.06)
Net Realized Gain on Investments	(0.82)		(1.17)	(0.71)	(1.18)	(3.03)	(0.55)
Total Distributions	(0.92)		(1.28)	(0.84)	(1.28)	(3.13)	(0.61)
Net Asset Value, End of Period	$9.62		$9.99	$10.36	$8.65	$8.47	$13.37
Total Return †	5.94%		10.00%	30.73%	18.18%	(18.61)%	55.08%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (in 000’s)	$14,427		$15,937	$18,549	$16,677	$19,295	$32,101
Net Investment Income	1.08	%(b)	0.96%	1.28%	1.38%	0.87%	0.83%
Operating Expenses Net of Waivers/Credits/Reimbursements/Reductions	1.14	%(b)	1.14%	1.14%	1.14%	1.14%	1.14%
Operating Expenses Before Waivers/Credits/Reimbursements/Reductions	1.79	%(b)	1.60%	1.55%	1.54%	1.44%	1.38%
Portfolio Turnover Rate	7%		17%	26%	17%	33%	37%

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the period including reinvestment of distributions and does not reflect the applicable sales charges. Total return for a period of less than one year is not annualized.
(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Annualized.

See accompanying notes to financial statements.

KEELEY Funds

Financial Highlights (Continued)

Selected data for a common share of capital stock outstanding throughout each period:

	Six Months Ended March 31, 2026		Year Ended September 30,
Keeley Gabelli Mid Cap Dividend Fund	(Unaudited)		2025	2024	2023	2022	2021
Class A
Net Asset Value, Beginning of Year	$32.12		$31.66	$25.59	$23.68	$26.40	$19.10
Income from Investment Operations:
Net Investment Income(a)	0.16		0.32	0.36	0.37	0.34	0.18
Net Realized and Unrealized Gain/(Loss) on Investments	0.74		2.44	7.09	2.69	(2.73)	7.35
Total from Investment Operations	0.90		2.76	7.45	3.06	(2.39)	7.53
Distributions:
Net Investment Income	(0.16)		(0.34)	(0.37)	(0.40)	(0.33)	(0.23)
Net Realized Gain on Investments	(1.39)		(1.96)	(1.01)	(0.75)	—	—
Total Distributions	(1.55)		(2.30)	(1.38)	(1.15)	(0.33)	(0.23)
Net Asset Value, End of Period	$31.47		$32.12	$31.66	$25.59	$23.68	$26.40
Total Return †	2.90%		9.38%	29.83%	12.98%	(9.17)%	39.48%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (in 000’s)	$14,534		$14,518	$14,648	$11,617	$12,752	$15,163
Net Investment Income	0.99	%(b)	1.05%	1.28%	1.39%	1.23%	0.73%
Operating Expenses Net of Waivers/Credits/Reimbursements/Reductions	1.20	%(b)	1.20%	1.20%	1.20%	1.20%	1.20%
Operating Expenses Before Waivers/Credits/Reimbursements/Reductions	1.45	%(b)	1.42%	1.41%	1.41%	1.40%	1.38%
Portfolio Turnover Rate	4%		14%	12%	15%	14%	21%

Class I
Net Asset Value, Beginning of Year	$32.04		$31.58	$25.53	$23.62	$26.39	$19.09
Income from Investment Operations:
Net Investment Income(a)	0.19		0.40	0.43	0.43	0.40	0.25
Net Realized and Unrealized Gain/(Loss) on Investments	0.75		2.43	7.07	2.70	(2.72)	7.34
Total from Investment Operations	0.94		2.83	7.50	3.13	(2.32)	7.59
Distributions:
Net Investment Income	(0.20)		(0.42)	(0.45)	(0.47)	(0.45)	(0.29)
Net Realized Gain on Investments	(1.39)		(1.95)	(1.00)	(0.75)	—	—
Total Distributions	(1.59)		(2.37)	(1.45)	(1.22)	(0.45)	(0.29)
Net Asset Value, End of Period	$31.39		$32.04	$31.58	$25.53	$23.62	$26.39
Total Return †	3.04%		9.66%	30.13%	13.29%	(8.96)%	39.84%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (in 000’s)	$103,640		$117,903	$114,974	$98,125	$96,765	$116,673
Net Investment Income	1.21	%(b)	1.30%	1.53%	1.64%	1.48%	0.98%
Operating Expenses Net of Waivers/Credits/Reimbursements/Reductions	0.95	%(b)	0.95%	0.95%	0.95%	0.95%	0.95%
Operating Expenses Before Waivers/Credits/Reimbursements/Reductions	1.20	%(b)	1.17%	1.16%	1.16%	1.15%	1.13%
Portfolio Turnover Rate	4%		14%	12%	15%	14%	21%

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the period including reinvestment of distributions and does not reflect the applicable sales charges. Total return for a period of less than one year is not annualized.
(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Annualized.

See accompanying notes to financial statements.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

None.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Unless the following information is disclosed as part of the financial statements included in Item 7, an open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must disclose the aggregate remuneration paid by the company during the period covered by the report to:

(1) All directors and all members of any advisory board for regular compensation;

Anthony S. Colavita	$10,000
James P. Conn	$9,000
Michael J. Melarkey	$9,000
Laura D. Alter	$10,000
Sean Lowry	$9,000
Jerome J. Klingenberger	$22,500

(2) Each director and each member of an advisory board for special compensation; $0

(3) All officers;

Richard Walz, CCO	$44,877

and

(4) Each person of whom any officer or director of the Fund is an affiliated person. $0

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(5)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Keeley Funds, Inc.

By (Signature and Title)*	/s/ Kevin Keeley
Kevin Keeley, Principal Executive Officer

Date	June 8, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kevin Keeley
Kevin Keeley, Principal Executive Officer

Date	June 8, 2026

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Financial Officer and Treasurer

Date	June 8, 2026

*	Print the name and title of each signing officer under his or her signature.